Condensed Consolidated Interim Statement of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Net loss	$ (51,527)	$ (43,476)
Items that may be reclassified to profit and loss
Currency translation differences	36	(202)
Total items that may be reclassified to profit and loss	36	(202)
Other comprehensive income (loss) for the period	36	(202)
Total comprehensive loss for the period	(51,491)	(43,678)
Total comprehensive loss attributable to:
Owners of the parent	$ (51,491)	$ (43,678)